Income Taxes (Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Computed Federal tax expense at statutory rate	$ 75,863	$ 83,686	$ 78,436
Decrease in Federal tax expense related to an income tax accounting change for qualifying utility asset improvement costs	(59,488)	(57,015)	(57,467)
State income taxes, net of Federal tax benefit	(202)	(640)	1,338
Increase in tax expense for depreciation expense to be recovered in future rates	199	317	295
Stock-based compensation	(174)	(168)	(421)
Deduction for Aqua America common dividends paid under employee benefit plan	(456)	(350)	(414)
Amortization of deferred investment tax credits	(421)	(416)	(420)
Other, net	(359)	(195)	(114)
Actual income tax expense	$ 14,962	$ 25,219	$ 21,233	$ 65,220	$ 67,590